LONG-TERM DEBT- Narrative (Details) $ in Millions		12 Months Ended
	Oct. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 11, 2025 CAD ($)	Oct. 10, 2025 CAD ($)	Sep. 09, 2025 CAD ($)	Jul. 23, 2025	Jun. 06, 2025 CAD ($)	Apr. 02, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		$ 11,666,000,000	$ 12,060,000,000
Repayment of long-term debt		1,154,000,000	1,009,000,000
Non-Revolving Term Loan Facility Maturing in April 2030 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 250
Subordinated notes, series 2
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 425,000,000
Nominal interest rate		5.95%
Loans and borrowings		$ 425,000,000	0
Subordinated notes, series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 225,000,000			$ 200,000,000
Nominal interest rate								5.95%
Loans and borrowings				$ 425,000,000
Subordinated notes, series 2 | Five-Year Government Of Canada Yield
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.713%
Subordinated notes, series 1
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 0
Nominal interest rate		4.80%					4.80%
Loans and borrowings		$ 0	596,000,000
Subordinated notes, series 3
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000
Nominal interest rate		4.80%					4.80%
Loans and borrowings		$ 600,000,000	$ 0
Revolving Unsecured Credit Facility Maturing in June 2030 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 2,500,000,000	$ 2,500,000,000				$ 2,500,000,000
Initial term	2 years
Two-year term loan
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000,000
Alliance Term Loan | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 270,000,000